SEGMENTED REPORTING (Tables)	12 Months Ended
Aug. 31, 2021
Disclosure of operating segments [abstract]
Disclosure of operating segments [Table Text Block]
At August 31, 2021	Assets	Liabilities

Canada	$7,038	$29,625
South Africa	44,161	2,101
	$51,199	$31,726
At August 31, 2020	Assets	Liabilities

Canada	$2,101	$40,922
South Africa	35,314	636
	$37,415	$41,558

Comprehensive Loss (Income) for the period ended	August 31, 2021	August 31, 2020

Canada	$15,202	$10,681
South Africa	(7,037)	934
	$8,165	$11,615